Income Taxes - Components of Group's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands		May 31, 2016	May 31, 2015
Current deferred tax assets
Allowance doubtful accounts	[1]		$ 205
Accrued expenses	[1]		15,990
Deferred revenue for incentive plan	[1]		2,382
Total current deferred tax assets	[1]		18,577
Less: valuation allowance	[1]		(589)
Current deferred tax assets, net	[1]		17,988
Non-current deferred tax assets
Allowance doubtful accounts	[1]	$ 252
Accrued expenses	[1]	18,427
Deferred revenue for incentive plan	[1]	2,376
Net operating loss carry-forwards	[1]	6,910	7,403
Total non-current deferred tax assets	[1]	27,965	7,403
Less: valuation allowance	[1]	(3,624)	(2,363)
Non-current deferred tax assets, net	[1]	24,341	5,040
Non-current deferred tax liabilities
Acquired of non-current assets	[1]	(1,982)	(2,461)
Total non-current deferred tax liabilities	[1]	$ (1,982)	$ (2,461)

[1]	The Group chose to early adopt ASU 2015-17 and classified all deferred tax assets and liability as noncurrent as of May 31,2016. The Group did not retrospectively apply the changes to prior years.